Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current and non-current liabilities
Schedule of other current liabilities

	As of December 31,
(in thousands of euros)	2021	2022	2023
Employee‑related payables	1,518	1,866	1,869
Accrued payroll and other employee‑related taxes	1,234	1,340	1,540
VAT payables	879	2,128	3,569
Other accrued taxes and employee‑related expenses	178	140	164
Other miscellaneous payables	2,979	12	23
Other current liabilities	6,789	5,485	7,165